STOCK COMPENSATION EXPENSE	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. STOCK COMPENSATION EXPENSE

During the three month period ending June 30, 2012, no stock options or free of charge share awards were granted by the Company

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Stock-based compensation (ASC 718)
Cost of products and services sold	29	11	48	25
Research and development	360	283	566	537
Selling, general and administrative	367	512	661	929
Total	756	806	1,275	1,491

Net income (loss) before stock-based compensation	(2,703)	(5,111)	(7,111)	(4,414)

Net income (loss) before stock-based compensation per share
Basic	$(0.11)	$(0.20)	$(0.29)	$(0.18)
Diluted	$(0.11)	$(0.20)	$(0.29)	$(0.18)